Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)

NOTE 15 – ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following tables present the changes in accumulated other comprehensive income (loss) (in thousands) by component, net of tax, for the years ended December 31, 2017 and 2016:

	Unrealized gains (losses)
	on available for sale	Unrealized gain (loss) on
	securities (a)	pension liability (a)	Total (a)
Balance as of December 31, 2016	$(4,437)	$318	$(4,119)
Other comprehensive income (loss) before reclassification	2,127	(11)	2,116
Amount reclassified from accumulated other comprehensive income	(230)	-	(230)
Total other comprehensive income	1,897	(11)	1,886
Reclassification of certain income tax effects from accumulated
other comprehensive income	(501)	67	(434)
Balance as of December 31, 2017	$(3,041)	$374	$(2,667)

	Unrealized gains (losses)
	on available for sale	Unrealized gain on
	securities (a)	pension liability (a)	Total (a)
Balance as of December 31, 2015	$488	$-	$488
Other comprehensive income (loss) before reclassification	(4,740)	318	(4,422)
Amount reclassified from accumulated other comprehensive income	(185)	-	(185)
Total other comprehensive loss	(4,925)	318	(4,607)
Balance as of December 31, 2016	$(4,437)	$318	$(4,119)

(a) All amounts are net of tax. Amounts in parentheses indicate debits.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive income (loss) (in thousands) for the years ended December 31, 2017 and 2016:

	Amount Reclassified
	From Accumulated		Affected Line Item in
	Other		Consolidated
	Comprehensive		Statement of
Details about other comprehensive income	Income (Loss) (a)		Income

	Twelve months	Twelve months
	ended	ended
	December 31,	December 31,
	2017	2016
Unrealized gains on available for sale securities	$348	$284	Net realized gains on sales of securities
	(118)	(99)	Income tax expense
	$230	$185

(a)	Amounts in parentheses indicate debits to net income.